DWS Money Market Prime Series Performance Management - DWSMoneyMarketFund [Member] - DWS Money Market Prime Series	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]	How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-day yield, which is often referred to as the “current yield,” is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to dws.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.
Performance Past Does Not Indicate Future [Text]	 Past performance may not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	How a fund's returns vary from year to year can give an idea of its risk.
Bar Chart Narrative [Text Block]	Returns for other classes were different and are not shown here.
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS (%) (DWS Money Market Fund)
Bar Chart Closing [Text Block]	ReturnsPeriod endingBest Quarter1.26%December 31, 2023Worst Quarter0.00%March 31, 2015Year-to-Date2.92%September 30, 2025
Performance Table Heading	Average Annual Total Returns <br/>(For periods ended 12/31/2024 expressed as a %) (DWS Money Market Fund)
Performance Table Closing [Text Block]	Total returns would have been lower if operating expenses had not been reduced.
Performance Availability Website Address [Text]	dws.com
DWS Money Market Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-Date
Bar Chart, Year to Date Return	2.92%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2015